Cover	Oct. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2022
Entity File Number	000-56262
Entity Registrant Name	Better For You Wellness, Inc.
Entity Central Index Key	0001852707
Entity Tax Identification Number	87-2903933
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1349 East Broad Street
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43205
City Area Code	614
Local Phone Number	368-9898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false